Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Potential Common Shares Excluded from Computation of Diluted Net Income (Loss) per Share

The following potential common shares have been excluded from the computation of diluted net income (loss) per share for the periods presented where the effect would have been anti-dilutive:

	December 31, 2012	December 31, 2011
Options, Warrants and Convertible Debt shares excluded	2,111,772	1,279,582